Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income Components (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss from discontinued operations	$ (191,407)	$ (370,967)
Amount Reclassified from Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Available-For-Sale Equity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss from discontinued operations	(265)
Amount Reclassified from Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Available-For-Sale Equity Securities [Member] | Other-Than-Temporary Impairment Charges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss from discontinued operations	(1,766)
Amount Reclassified from Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Available-For-Sale Equity Securities [Member] | Disposal of Available for Sale Investment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss from discontinued operations	$ 1,501